Schedule III - Real Estate Assets and Accumulated Depreciation (FY) Schedule III - Real Estate Assets and Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III-Real Estate Assets and Accumulated Depreciation

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION(1)
December 31, 2018
(in thousands)
			Initial Cost		Cost Capitalized Subsequent to Acquisition(3)	Gross Amount Carried at End of Period(4)
Property Name	City, State	Encumbrances(2)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Lakeside Plaza	Salem, VA	$—	$3,344	$5,247	$371	$3,473	$5,489	$8,962	$2,299	1988	12/10/2010
Snow View Plaza	Parma, OH	—	4,104	6,432	568	4,305	6,799	11,104	3,183	1981	12/15/2010
St. Charles Plaza	Davenport, FL	—	4,090	4,398	303	4,169	4,623	8,792	2,317	2007	6/10/2011
Centerpoint	Easley, SC	—	2,404	4,361	1,184	2,789	5,161	7,950	1,930	2002	10/14/2011
Southampton Village	Tyrone, GA	—	2,670	5,176	926	2,826	5,945	8,771	2,193	2003	10/14/2011
Burwood Village Center	Glen Burnie, MD	—	5,448	10,167	421	5,605	10,431	16,036	4,073	1971	11/9/2011
Cureton Town Center	Waxhaw, NC	—	6,569	6,197	2,592	5,916	9,442	15,358	3,156	2006	12/29/2011
Tramway Crossing	Sanford, NC	—	2,016	3,071	652	2,314	3,425	5,739	1,554	1996	2/23/2012
Westin Centre	Fayetteville, NC	—	2,190	3,499	555	2,438	3,806	6,244	1,643	1996/1999	2/23/2012
Village At Glynn Place	Brunswick, GA	—	5,202	6,095	392	5,270	6,419	11,689	3,244	1992	4/27/2012
Meadowthorpe Manor Shoppes	Lexington, KY	—	4,093	4,185	523	4,411	4,390	8,801	1,921	1989/2008	5/9/2012
New Windsor Marketplace	Windsor, CO	—	3,867	1,330	464	4,053	1,607	5,660	981	2003	5/9/2012
Brentwood Commons	Bensenville, IL	—	6,105	8,018	1,475	6,174	9,425	15,599	3,107	1981/2001	7/5/2012
Sidney Towne Center	Sidney, OH	—	1,429	3,802	1,289	2,028	4,491	6,519	2,101	1981/2007	8/2/2012
Broadway Plaza	Tucson, AZ	6,015	4,979	7,169	1,207	5,607	7,748	13,355	3,038	1982/1995	8/13/2012
Baker Hill Center	Glen Ellyn, IL	—	7,068	13,738	3,937	7,725	17,017	24,742	4,644	1998	9/6/2012
New Prague Commons	New Prague, MN	—	3,248	6,604	154	3,367	6,639	10,006	2,214	2008	10/12/2012
Brook Park Plaza	Brook Park, OH	—	2,545	7,594	741	2,789	8,091	10,880	2,747	2001	10/23/2012
Heron Creek Towne Center	North Port, FL	—	4,062	4,082	192	4,126	4,210	8,336	1,674	2001	12/17/2012
Quartz Hill Towne Centre	Lancaster, CA	—	6,352	13,529	561	6,616	13,826	20,442	3,936	1991/2012	12/27/2012
Village One Plaza	Modesto, CA	—	5,166	18,752	546	5,247	19,218	24,465	4,708	2007	12/28/2012
Hilfiker Shopping Center	Salem, OR	—	2,455	4,750	66	2,511	4,761	7,272	1,309	1984/2011	12/28/2012
Butler Creek	Acworth, GA	—	3,925	6,107	1,027	4,251	6,807	11,058	2,215	1989	1/15/2013
Fairview Oaks	Ellenwood, GA	—	3,563	5,266	897	4,070	5,656	9,726	1,763	1996	1/15/2013
Grassland Crossing	Alpharetta, GA	—	3,680	5,791	628	3,801	6,298	10,099	2,103	1996	1/15/2013
Hamilton Ridge	Buford, GA	—	4,054	7,168	581	4,177	7,625	11,802	2,497	2002	1/15/2013
Mableton Crossing	Mableton, GA	—	4,426	6,413	1,265	4,917	7,187	12,104	2,303	1997	1/15/2013
Shops at Westridge	McDonough, GA	—	2,788	3,901	498	2,807	4,380	7,187	1,513	2006	1/15/2013
Fairlawn Town Centre	Fairlawn, OH	—	10,398	29,005	2,729	11,528	30,603	42,131	9,998	1962/1996	1/30/2013
Macland Pointe	Marietta, GA	—	3,493	5,364	770	3,720	5,906	9,626	2,015	1992	2/13/2013
Kleinwood Center	Spring, TX	—	11,478	18,954	858	11,610	19,680	31,290	5,808	2003	3/21/2013
Murray Landing	Columbia, SC	—	2,927	6,856	1,421	3,191	8,012	11,203	2,120	2003	3/21/2013
Vineyard Shopping Center	Tallahassee, FL	—	2,761	4,175	384	2,889	4,432	7,321	1,363	2002	3/21/2013
Lutz Lake Crossing	Lutz, FL	—	2,636	6,600	438	2,870	6,804	9,674	1,741	2002	4/4/2013
Publix at Seven Hills	Spring Hill, FL	—	2,126	5,642	658	2,409	6,017	8,426	1,620	1991/2006	4/4/2013
Hartville Centre	Hartville, OH	—	2,069	3,691	1,382	2,383	4,760	7,143	1,462	1988/2008	4/23/2013
Sunset Shopping Center	Corvallis, OR	—	7,933	14,925	663	8,008	15,512	23,520	4,116	1998	5/31/2013
Savage Town Square	Savage, MN	—	4,106	9,409	228	4,232	9,511	13,743	2,633	2003	6/19/2013
Northcross	Austin, TX	—	30,724	25,627	949	31,010	26,290	57,300	6,889	1975/2010	6/24/2013

Glenwood Crossings	Kenosha, WI	—	1,872	9,914	615	2,111	10,290	12,401	2,350	1992	6/27/2013
Shiloh Square Shopping Center	Kennesaw, GA	—	4,685	8,729	1,103	4,813	9,703	14,516	2,519	1996/2003	6/27/2013
Pavilions at San Mateo	Albuquerque, NM	—	6,470	18,726	755	6,679	19,272	25,951	4,731	1997	6/27/2013
Boronda Plaza	Salinas, CA	—	9,027	11,870	560	9,144	12,313	21,457	3,008	2003/2006	7/3/2013
Westwoods Shopping Center	Arvada, CO	—	3,706	11,115	555	4,098	11,277	15,375	2,824	2003	8/8/2013
Paradise Crossing	Lithia Springs, GA	—	2,204	6,064	624	2,372	6,520	8,892	1,667	2000	8/13/2013
Contra Loma Plaza	Antioch, CA	—	3,243	3,926	1,566	3,838	4,897	8,735	1,131	1989	8/19/2013
South Oaks Plaza	St. Louis, MO	—	1,938	6,634	428	2,085	6,915	9,000	1,654	1969/1987	8/21/2013
Yorktown Centre	Millcreek Township, PA	—	3,736	15,396	1,421	4,020	16,532	20,552	4,716	1989/2013	8/30/2013
Dyer Town Center	Dyer, IN	9,564	6,017	10,214	446	6,188	10,488	16,676	2,709	2004/2005	9/4/2013
East Burnside Plaza	Portland, OR	—	2,484	5,422	116	2,554	5,468	8,022	1,092	1955/1999	9/12/2013
Red Maple Village	Tracy, CA	—	9,250	19,466	343	9,392	19,668	29,060	4,026	2009	9/18/2013
Crystal Beach Plaza	Palm Harbor, FL	—	2,334	7,918	424	2,400	8,276	10,676	1,946	2010	9/25/2013
CitiCentre Plaza	Carroll, IA	—	770	2,530	278	982	2,597	3,579	723	1991/1995	10/2/2013
Duck Creek Plaza	Bettendorf, IA	—	4,612	13,007	1,229	5,144	13,703	18,847	3,219	2005/2006	10/8/2013
Cahill Plaza	Inver Grove Heights, MN	—	2,587	5,114	634	2,945	5,389	8,334	1,374	1995	10/9/2013
Pioneer Plaza	Springfield, OR	—	4,948	5,679	556	5,117	6,066	11,183	1,573	1989/2008	10/18/2013
Fresh Market Shopping Center	Normal, IL	—	4,460	17,772	1,529	5,100	18,660	23,760	2,999	1983/1999	10/22/2013
Courthouse Marketplace	Virginia Beach, VA	—	6,130	8,061	884	6,366	8,709	15,075	2,111	2005	10/25/2013
Hastings Marketplace	Hastings, MN	—	3,980	10,045	386	4,218	10,193	14,411	2,503	2002	11/6/2013
Coquina Plaza	Southwest Ranches, FL	6,547	9,458	11,770	508	9,512	12,224	21,736	2,798	1998	11/7/2013
Shoppes of Paradise Lakes	Miami, FL	5,347	5,805	6,011	445	6,027	6,235	12,262	1,737	1999	11/7/2013
Collington Plaza	Bowie, MD	—	12,207	15,142	545	12,384	15,510	27,894	3,433	1996	11/21/2013
Golden Town Center	Golden, CO	—	7,065	10,113	1,481	7,422	11,237	18,659	2,842	1993/2003	11/22/2013
Northstar Marketplace	Ramsey, MN	—	2,810	9,204	478	2,864	9,629	12,493	2,388	2004	11/27/2013
Bear Creek Plaza	Petoskey, MI	—	5,677	17,611	1,541	5,737	19,092	24,829	4,266	1998/2009	12/18/2013
East Side Square	Springfield, OH	—	394	963	62	407	1,014	1,421	287	2007	12/18/2013
Flag City Station	Findlay, OH	—	4,685	9,630	492	4,817	9,991	14,808	2,618	1992	12/18/2013
Hoke Crossing	Clayton, OH	—	481	1,060	232	509	1,264	1,773	305	2006	12/18/2013
Southern Hills Crossing	Kettering, OH	—	778	1,481	59	801	1,517	2,318	439	2002	12/18/2013
Town & Country Shopping Center	Noblesville, IN	—	7,361	16,269	293	7,399	16,524	23,923	4,327	1998	12/18/2013
Sulphur Grove	Huber Heights, OH	—	553	2,142	130	605	2,219	2,824	498	2004	12/18/2013
Southgate Shopping Center	Des Moines, IA	—	2,434	8,358	688	2,797	8,683	11,480	2,188	1972/2013	12/20/2013
Sterling Pointe Center	Lincoln, CA	—	7,039	20,822	1,267	7,332	21,795	29,127	4,260	2004	12/20/2013
Arcadia Plaza	Phoenix, AZ	—	5,774	6,904	2,477	5,922	9,233	15,155	1,827	1980	12/30/2013
Stop & Shop Plaza	Enfield, CT	12,100	8,892	15,028	1,048	9,262	15,706	24,968	3,690	1988/1998	12/30/2013
Fairacres Shopping Center	Oshkosh, WI	—	3,543	5,189	496	3,863	5,365	9,228	1,619	1992/2013	1/21/2014
Savoy Plaza	Savoy, IL	—	4,304	10,895	653	4,577	11,274	15,851	2,875	1999/2007	1/31/2014
The Shops of Uptown	Park Ridge, IL	—	7,744	16,884	775	7,871	17,532	25,403	3,441	2006	2/25/2014
Chapel Hill North Center	Chapel Hill, NC	6,990	4,776	10,189	1,134	5,009	11,091	16,100	2,614	1998	2/28/2014
Coppell Market Center	Coppell, TX	12,117	4,870	12,236	89	4,917	12,278	17,195	2,572	2008	3/5/2014
Winchester Gateway	Winchester, VA	—	9,342	23,468	1,561	9,561	24,811	34,372	5,129	2006	3/5/2014
Stonewall Plaza	Winchester, VA	—	7,929	16,642	706	7,971	17,307	25,278	3,707	2007	3/5/2014
Town Fair Center	Louisville, KY	—	8,108	14,411	2,749	8,339	16,929	25,268	4,000	1988/1994	3/12/2014
Villages at Eagles Landing	Stockbridge, GA	1,810	2,824	5,515	943	3,281	6,002	9,283	1,624	1995	3/13/2014

Champions Gate Village	Davenport, FL	—	1,814	6,060	210	1,880	6,204	8,084	1,553	2001	3/14/2014
Towne Centre at Wesley Chapel	Wesley Chapel, FL	—	2,466	5,553	226	2,574	5,671	8,245	1,348	2000	3/14/2014
Statler Square	Staunton, VA	7,463	4,108	9,072	773	4,523	9,430	13,953	2,326	1989	3/21/2014
Burbank Plaza	Burbank, IL	—	2,972	4,546	3,354	3,492	7,380	10,872	1,467	1972/1995	3/25/2014
Hamilton Village	Chattanooga, TN	—	12,682	19,103	425	12,234	19,976	32,210	5,066	1989	4/3/2014
Waynesboro Plaza	Waynesboro, VA	—	5,597	8,334	117	5,642	8,406	14,048	2,028	2005	4/30/2014
Southwest Marketplace	Las Vegas, NV	—	16,019	11,270	2,729	16,080	13,939	30,019	3,077	2008	5/5/2014
Hampton Village	Taylors, SC	—	5,456	7,254	2,742	5,791	9,661	15,452	2,308	1959/1998	5/21/2014
Central Station	Louisville, KY	—	6,143	6,932	2,060	6,422	8,713	15,135	1,902	2005/2007	5/23/2014
Kirkwood Market Place	Houston, TX	—	5,786	9,697	417	5,914	9,986	15,900	2,079	1979/2008	5/23/2014
Fairview Plaza	New Cumberland, PA	—	2,786	8,500	223	2,916	8,594	11,510	1,665	1992/1999	5/27/2014
Broadway Promenade	Sarasota, FL	—	3,831	6,795	150	3,863	6,913	10,776	1,370	2007	5/28/2014
Townfair Center	Indiana, PA	—	7,007	13,233	927	7,196	13,972	21,168	3,182	1995/2010	5/29/2014
St. Johns Commons	Jacksonville, FL	—	1,599	10,384	565	1,742	10,806	12,548	2,082	2003	5/30/2014
Heath Brook Commons	Ocala, FL	—	3,470	8,352	437	3,528	8,731	12,259	1,798	2002	5/30/2014
Park View Square	Miramar, FL	—	5,700	9,304	470	5,785	9,689	15,474	1,987	2003	5/30/2014
The Orchards	Yakima, WA	—	5,425	8,743	389	5,636	8,921	14,557	1,910	2002	6/3/2014
Hannaford Plaza	Waltham, MA	—	4,614	7,903	228	4,715	8,030	12,745	1,470	1950/1993	6/23/2014
Shaw's Plaza Hanover	Hanover, MA	—	2,826	5,314	10	2,826	5,324	8,150	1,099	1994/2000	6/23/2014
Shaw's Plaza Easton	Easton, MA	—	5,520	7,173	466	5,766	7,394	13,160	1,721	1984/2004	6/23/2014
Lynnwood Place	Jackson, TN	—	3,341	4,826	1,221	3,542	5,845	9,387	1,514	1986/2013	7/28/2014
Thompson Valley Towne Center	Loveland, CO	5,383	5,758	17,387	1,020	6,066	18,099	24,165	3,588	1999	8/1/2014
Lumina Commons	Wilmington, NC	7,942	1,896	11,249	634	2,063	11,716	13,779	1,998	1974/2007	8/4/2014
Driftwood Village	Ontario, CA	—	6,811	12,993	1,053	7,189	13,668	20,857	2,636	1985	8/7/2014
French Golden Gate	Bartow, FL	—	2,505	12,877	1,404	2,688	14,097	16,785	2,519	1960/2011	8/28/2014
Orchard Square	Washington Township, MI	6,339	1,361	11,550	389	1,548	11,752	13,300	2,260	1999	9/8/2014
Trader Joe's Center	Dublin, OH	—	2,338	7,922	1,191	2,655	8,796	11,451	1,751	1986	9/11/2014
Palmetto Pavilion	North Charleston, SC	—	2,509	8,526	861	3,228	8,668	11,896	1,622	2003	9/11/2014
Five Town Plaza	Springfield, MA	—	8,912	19,635	6,224	9,988	24,782	34,770	5,468	1970/2013	9/24/2014
Fairfield Crossing	Beavercreek, OH	—	3,572	10,026	99	3,605	10,091	13,696	1,956	1994	10/24/2014
Beavercreek Towne Center	Beavercreek, OH	—	14,055	30,799	615	14,537	30,932	45,469	6,613	1994	10/24/2014
Grayson Village	Loganville, GA	—	3,952	5,620	1,182	4,017	6,737	10,754	1,788	2002	10/24/2014
The Fresh Market Commons	Pawleys Island, SC	—	2,442	4,941	81	2,442	5,023	7,465	1,021	2011	10/28/2014
Claremont Village	Everett, WA	—	5,635	10,495	877	5,806	11,202	17,008	2,157	1994/2012	11/6/2014
Juan Tabo Plaza	Albuquerque, NM	—	2,466	4,568	584	2,592	5,027	7,619	1,324	1975/1989	11/12/2014
Cherry Hill Marketplace	Westland, MI	—	4,627	10,137	2,117	5,015	11,866	16,881	2,513	1992/2000	12/17/2014
Nor'Wood Shopping Center	Colorado Springs, CO	—	5,358	6,684	459	5,435	7,066	12,501	1,655	2003	1/8/2015
Sunburst Plaza	Glendale, AZ	—	3,435	6,041	592	3,578	6,490	10,068	1,634	1970	2/11/2015
Rivermont Station	Johns Creek, GA	—	6,876	8,916	795	7,105	9,482	16,587	2,698	1996/2003	2/27/2015
Breakfast Point Marketplace	Panama City Beach, FL	—	5,578	12,052	562	5,819	12,373	18,192	2,265	2009/2010	3/13/2015
Falcon Valley	Lenexa, KS	—	3,131	6,873	273	3,370	6,908	10,278	1,397	2008/2009	3/13/2015
Kohl's Onalaska	Onalaska, WI	—	2,670	5,648	—	2,670	5,648	8,318	1,269	1992/1993	3/13/2015
Coronado Center	Santa Fe, NM	—	4,396	16,460	2,351	4,534	18,673	23,207	2,681	1964	5/1/2015
Westcreek Plaza	Coconut Creek, FL	5,905	3,459	6,131	116	3,483	6,222	9,705	1,023	2006/13	7/10/2015

Northwoods Crossing	Taunton, MA	—	10,092	14,437	201	10,235	14,495	24,730	2,983	2003/2010	5/24/2016
Murphy Marketplace	Murphy, TX	—	28,652	33,122	426	28,868	33,333	62,201	4,005	2008/2015	6/24/2016
Harbour Village	Jacksonville, FL	—	5,612	16,702	640	5,945	17,009	22,954	1,826	2006	9/22/2016
Oak Mill Plaza	Niles, IL	1,184	6,843	13,692	775	7,353	13,956	21,309	2,196	1977	10/3/2016
Southern Palms	Tempe, AZ	24,076	10,025	24,332	1,382	10,320	25,420	35,740	3,171	1982	10/26/2016
Golden Eagle Village	Clermont, FL	7,340	3,735	7,735	276	3,796	7,950	11,746	891	2011	10/27/2016
Atwater Marketplace	Atwater, CA	—	6,116	7,597	504	6,293	7,924	14,217	934	2008	2/10/2017
Rocky Ridge Town Center	Roseville, CA	21,614	5,449	29,207	411	5,599	29,468	35,067	1,923	1996	4/18/2017
Greentree Centre	Racine, WI	—	2,955	8,718	580	3,347	8,906	12,253	737	1989/1994	5/5/2017
Sierra Del Oro Towne Centre	Corona, CA	7,362	9,011	17,989	775	9,188	18,587	27,775	1,310	1991	6/20/2017
Vaughn's at East North	Greenville, SC	—	1,182	1,812	(311)	948	1,736	2,684	46	1979	10/4/2017
Ashland Junction	Ashland, VA	—	4,987	6,050	424	5,125	6,335	11,460	745	1989	10/4/2017
Barclay Place Shopping Center	Lakeland, FL	—	1,948	7,174	477	2,038	7,562	9,600	602	1989	10/4/2017
Barnwell Plaza	Barnwell, SC	—	1,190	1,883	1	1,190	1,884	3,074	343	1985	10/4/2017
Birdneck Shopping Center	Virginia Beach, VA	—	1,900	3,253	204	1,957	3,400	5,357	317	1987	10/4/2017
Cactus Village	Phoenix, AZ	—	4,313	5,934	132	4,313	6,066	10,379	431	1986	10/4/2017
Centre Stage Shopping Center	Springfield, TN	—	4,746	9,533	176	4,919	9,535	14,454	806	1989	10/4/2017
Civic Center	Cincinnati, OH	—	2,448	1,961	114	2,448	2,076	4,524	546	1986	10/4/2017
Countryside Shopping Center	Port Orange, FL	—	2,923	12,315	171	2,973	12,436	15,409	850	1983	10/4/2017
Crossroads Plaza	Asheboro, NC	—	1,722	2,545	582	2,084	2,766	4,850	313	1984	10/4/2017
Dunlop Village	Colonial Heights, VA	—	2,420	4,892	373	2,493	5,191	7,684	398	1987	10/4/2017
Edgecombe Square	Tarboro, NC	—	1,412	2,258	305	1,478	2,497	3,975	418	1990	10/4/2017
Emporia West Plaza	Emporia, KS	—	872	3,409	179	872	3,588	4,460	324	1980/2000	10/4/2017
Forest Park Square	Cincinnati, OH	—	4,007	5,877	112	4,013	5,984	9,997	605	1988	10/4/2017
Geist Centre	Indianapolis, IN	—	3,873	6,779	303	3,943	7,012	10,955	509	1989	10/4/2017
Goshen Station	Goshen, OH	—	1,555	4,621	30	1,585	4,621	6,206	489	1973/2003	10/4/2017
Governors Square	Montgomery, AL	—	6,460	9,786	283	6,493	10,035	16,528	932	1960/2000	10/4/2017
Guadalupe Plaza	Albuquerque, NM	—	2,920	7,695	280	2,933	7,962	10,895	485	1985	10/4/2017
The Village Shopping Center	Mooresville, IN	—	2,089	6,970	392	2,055	7,396	9,451	185	1965/1997	10/4/2017
Heritage Oaks	Gridley, CA	5,078	2,390	7,404	77	2,390	7,482	9,872	723	1979	10/4/2017
Hickory Plaza	Nashville, TN	5,022	2,927	5,099	94	2,955	5,165	8,120	412	1974/1986	10/4/2017
Highland Fair	Gresham, OR	7,173	3,263	7,979	145	3,288	8,099	11,387	497	1984/1999	10/4/2017
High Point Village	Bellefontaine, OH	—	3,386	7,485	88	3,420	7,540	10,960	861	1988	10/4/2017
Jackson Village	Jackson, KY	—	1,606	6,992	225	1,644	7,179	8,823	750	1985/1996	10/4/2017
Mayfair Village	Hurst, TX	—	15,343	16,522	278	15,512	16,631	32,143	1,229	1981/2004	10/4/2017
LaPlata Plaza	La Plata, MD	—	8,434	22,855	317	8,533	23,072	31,605	1,308	2003	10/4/2017
Lafayette Square	Lafayette, IN	7,536	5,387	5,636	129	5,460	5,691	11,151	1,195	1963/2001	10/4/2017
Landen Square	Maineville, OH	—	2,081	3,467	309	2,222	3,635	5,857	403	1981/2003	10/4/2017
Marion City Square	Marion, NC	—	2,811	6,304	119	2,853	6,381	9,234	800	1987	10/4/2017
Melbourne Village Plaza	Melbourne, FL	—	5,418	7,280	490	5,518	7,671	13,189	976	1987	10/4/2017
Commerce Square	Brownwood, TX	—	6,027	8,341	188	6,035	8,521	14,556	810	1969/2007	10/4/2017
Upper Deerfield Plaza	Bridgeton, NJ	—	5,073	5,882	716	5,278	6,392	11,670	1,025	1977/1994	10/4/2017
Monfort Heights	Cincinnati, OH	—	2,357	3,545	9	2,357	3,554	5,911	296	1987	10/4/2017
Mountain Park Plaza	Roswell, GA	6,663	6,118	6,652	59	6,118	6,711	12,829	460	1988/2003	10/4/2017
Nordan Shopping Center	Danville, VA	—	1,911	6,751	141	1,927	6,875	8,802	570	1961/2002	10/4/2017
Northside Plaza	Clinton, NC	—	1,406	5,471	134	1,416	5,594	7,010	462	1982	10/4/2017

Page Plaza	Page, AZ	—	2,553	4,411	75	2,628	4,411	7,039	498	1982/1990	10/4/2017
Palmetto Plaza	Sumter, SC	—	2,732	7,387	269	2,842	7,546	10,388	518	1964/2002	10/4/2017
Park Place Plaza	Port Orange, FL	—	2,347	8,453	211	2,455	8,557	11,012	628	1984	10/4/2017
Parkway Station	Warner Robins, GA	—	3,416	5,309	316	3,416	5,626	9,042	544	1982	10/4/2017
Parsons Village	Seffner, FL	4,952	3,465	10,864	76	3,470	10,935	14,405	767	1983/1994	10/4/2017
Portland Village	Portland, TN	—	1,408	5,235	141	1,450	5,334	6,784	421	1984	10/4/2017
Promenade Shopping Center	Jacksonville, FL	—	6,507	6,149	283	6,559	6,380	12,939	1,037	1990	10/4/2017
Quail Valley Shopping Center	Missouri City, TX	—	2,452	11,501	622	2,480	12,093	14,573	831	1983	10/4/2017
Hillside West	Hillside, UT	—	691	1,739	—	691	1,739	2,430	90	2006	10/4/2017
Rolling Hills Shopping Center	Tucson, AZ	8,747	5,398	11,792	69	5,398	11,862	17,260	829	1980/1997	10/4/2017
South Oaks Shopping Center	Live Oak, FL	3,355	1,742	5,119	10	1,746	5,126	6,872	697	1976/2000	10/4/2017
East Pointe Plaza	Columbia, SC	—	7,492	11,752	402	7,764	11,882	19,646	1,338	1990	10/4/2017
Southgate Center	Heath, OH	—	4,246	22,752	88	4,261	22,825	27,086	1,541	1960/1997	10/4/2017
Country Club Center	Rio Rancho, NM	—	1,866	2,612	(688)	1,341	2,449	3,790	44	1977	10/4/2017
Summerville Galleria	Summerville, SC	—	4,104	8,668	219	4,310	8,680	12,990	649	1989/2003	10/4/2017
The Oaks	Hudson, FL	—	3,535	5,527	(140)	3,443	5,479	8,922	48	1981	10/4/2017
Riverplace Centre	Noblesville, IN	—	3,890	4,044	190	3,934	4,190	8,124	503	1992	10/4/2017
Timberlake Station	Lynchburg, VA	—	2,427	1,970	67	2,441	2,022	4,463	309	1950/1996	10/4/2017
Town & Country Center	Hamilton, OH	2,158	2,268	4,372	22	2,279	4,382	6,661	396	1950	10/4/2017
Powell Villa	Portland, OR	—	3,364	7,318	2,719	3,396	10,006	13,402	452	1959/1991	10/4/2017
Towne Crossing Shopping Center	Mesquite, TX	—	5,358	15,537	707	5,379	16,223	21,602	1,074	1984	10/4/2017
Village at Waterford	Midlothian, VA	4,378	2,702	5,194	138	2,768	5,266	8,034	382	1991	10/4/2017
Buckingham Square	Richardson, TX	—	2,087	6,392	480	2,120	6,839	8,959	462	1978	10/4/2017
Western Square Shopping Center	Laurens, SC	—	1,013	3,333	103	1,045	3,403	4,448	515	1978/1991	10/4/2017
White Oaks Plaza	Spindale, NC	—	2,568	3,350	(542)	2,124	3,252	5,376	56	1988	10/4/2017
Windsor Center	Dallas, NC	—	2,488	5,186	29	2,488	5,214	7,702	531	1974/1996	10/4/2017
Winery Square	Fairfield, CA	—	4,288	14,333	169	4,433	14,357	18,790	898	1987	10/4/2017
12 West Marketplace	Litchfield, MN	—	835	3,538	105	940	3,538	4,478	475	1989	10/4/2017
Orchard Plaza	Altoona, PA	1,388	2,537	5,366	4	2,537	5,370	7,907	516	1987	10/4/2017
Willowbrook Commons	Nashville, TN	—	5,384	6,002	169	5,462	6,093	11,555	496	2005	10/4/2017
Edgewood Towne Center	Edgewood, PA	—	10,029	22,535	3,075	10,219	25,421	35,640	1,829	1990	10/4/2017
Everson Pointe	Snellville, GA	—	4,222	8,421	62	4,233	8,472	12,705	670	1999	10/4/2017
Gleneagles Court	Memphis, TN	—	2,935	5,540	(516)	2,590	5,369	7,959	26	1988	10/4/2017
Village Square of Delafield	Delafield, WI	—	6,206	6,864	141	6,325	6,886	13,211	560	2007	10/4/2017
Jasper Manor	Jasper, IN	—	2,311	4,968	(593)	1,912	4,774	6,686	170	1990	10/4/2017
Pipestone Plaza	Benton Harbor, MI	—	1,432	5,715	(750)	941	5,456	6,397	34	1978	10/4/2017
Shoppes of Lake Village	Leesburg, FL	—	4,065	3,786	100	4,097	3,854	7,951	563	1987/1998	2/26/2018
Sierra Vista Plaza	Murrieta, CA	—	9,824	11,669	11	9,831	11,673	21,504	142	1991	9/28/2018
Wheat Ridge Marketplace	Wheat Ridge, CO	11,987	7,926	8,393	18	7,944	8,393	16,337	126	1996	10/3/2018
Atlantic Plaza	North Reading, MA	—	12,341	12,699	7	12,341	12,706	25,047	138	1959/1973	11/9/2018
Staunton Plaza	Staunton, VA	—	4,818	14,380	—	4,818	14,380	19,198	79	2006	11/16/2018
Bethany Village	Alpharetta, GA	—	6,138	8,355	—	6,138	8,355	14,493	58	2001	11/16/2018
Northpark Village	Lubbock, TX	—	3,087	6,047	—	3,087	6,047	9,134	40	1990	11/16/2018
Kings Crossing	Sun City Center, FL	—	5,654	11,225	21	5,654	11,247	16,901	70	2000/2018	11/16/2018
Lake Washington Crossing	Melbourne, FL	—	4,222	13,553	67	4,222	13,620	17,842	101	1987/2012	11/16/2018
Kipling Marketplace	Littleton, CO	—	4,020	10,405	48	4,020	10,452	14,472	73	1983/2009	11/16/2018

MetroWest Village	Orlando, FL	—	6,841	15,333	—	6,841	15,333	22,174	93	1990	11/16/2018
Spring Cypress Village	Houston, TX	—	9,579	14,567	—	9,579	14,567	24,146	91	1982/2007	11/16/2018
Commonwealth Square	Folsom, CA	6,370	9,955	12,586	61	9,955	12,647	22,602	116	1987	11/16/2018
Point Loomis	Milwaukee, WI	—	4,171	4,901	—	4,171	4,901	9,072	69	1965/1991	11/16/2018
Shasta Crossroads	Redding, CA	—	9,598	18,643	2	9,598	18,645	28,243	119	1989/2016	11/16/2018
Milan Plaza	Milan, MI	—	925	1,974	20	925	1,993	2,918	45	1960/1975	11/16/2018
Hilander Village	Roscoe, IL	—	2,581	7,461	—	2,581	7,461	10,042	80	1994	11/16/2018
Laguna 99 Plaza	Elk Grove, CA	—	5,422	16,952	10	5,422	16,962	22,384	96	1992	11/16/2018
Southfield Center	St. Louis, MO	—	5,612	13,643	12	5,618	13,650	19,268	88	1987	11/16/2018
Waterford Park Plaza	Plymouth, MN	—	4,935	19,543	—	4,935	19,543	24,478	120	1989	11/16/2018
Colonial Promenade	Winter Haven, FL	—	12,403	22,097	15	12,403	22,112	34,515	162	1986/2008	11/16/2018
Willimantic Plaza	Willimantic, CT	—	3,596	8,859	—	3,596	8,859	12,455	83	1968/1990	11/16/2018
Quivira Crossings	Overland Park, KS	—	7,512	10,729	13	7,512	10,742	18,254	85	1996	11/16/2018
Spivey Junction	Stockbridge, GA	—	4,083	10,414	—	4,083	10,414	14,497	68	1998	11/16/2018
Plaza Farmington	Farmington, NM	—	6,322	9,619	10	6,322	9,630	15,952	69	2004	11/16/2018
Harvest Plaza	Akron, OH	—	2,693	6,083	—	2,693	6,083	8,776	43	1974/2000	11/16/2018
Oakhurst Plaza	Seminole, FL	—	2,782	4,506	—	2,782	4,506	7,288	38	1974/2001	11/16/2018
Old Alabama Square	Johns Creek, GA	—	10,782	17,359	205	10,782	17,564	28,346	99	2000	11/16/2018
North Point Landing	Modesto, CA	—	8,040	28,422	14	8,040	28,436	36,476	152	1964/2008	11/16/2018
Glenwood Crossing	Cincinnati, OH	—	4,581	3,922	—	4,581	3,922	8,503	43	1999	11/16/2018
Rosewick Crossing	La Plata, MD	—	8,252	23,507	—	8,252	23,507	31,759	134	2008	11/16/2018
Alameda Crossing	Avondale, AZ	13,403	6,692	19,046	—	6,692	19,046	25,738	123	2006	11/16/2018
Vineyard Center	Templeton, CA	5,428	1,753	6,406	—	1,753	6,406	8,159	36	2007	11/16/2018
Ocean Breeze Plaza	Jensen Beach, FL	—	6,416	9,986	27	6,416	10,012	16,428	68	1993/2010	11/16/2018
Central Valley Marketplace	Ceres, CA	—	6,163	17,535	—	6,163	17,535	23,698	98	2005	11/16/2018
51st & Olive Square	Glendale, AZ	—	2,236	9,038	4	2,236	9,042	11,278	58	1975/2007	11/16/2018
West Acres Shopping Center	Fresno, CA	—	4,866	5,627	—	4,866	5,627	10,493	60	1990	11/16/2018
Meadows on the Parkway	Boulder, CO	—	23,954	32,744	15	23,954	32,759	56,713	181	1989	11/16/2018
Wyandotte Plaza	Kansas City, KS	—	5,204	17,566	—	5,204	17,566	22,770	102	1961/2015	11/16/2018
Broadlands Marketplace	Broomfield, CO	—	7,434	9,459	—	7,434	9,459	16,893	66	2002	11/16/2018
Village Center	Racine, WI	—	6,051	26,473	—	6,051	26,473	32,524	171	2002/2003	11/16/2018
Shoregate Town Center	Willowick, OH	—	7,152	16,282	94	7,152	16,376	23,528	191	1958/2005	11/16/2018
Plano Market Street	Plano, TX	—	14,837	33,178	68	14,837	33,246	48,083	175	2009	11/16/2018
Island Walk Shopping Center	Fernandina Beach, FL	—	8,190	19,992	1	8,190	19,992	28,182	135	1987/2012	11/16/2018
Normandale Village	Bloomington, MN	12,150	8,390	11,407	16	8,390	11,423	19,813	110	1973	11/16/2018
North Pointe Plaza	North Charleston, SC	—	10,232	26,348	1	10,232	26,349	36,581	197	1989	11/16/2018
Palmer Town Center	Easton, PA	—	7,331	23,525	—	7,331	23,525	30,856	139	2005	11/16/2018
Alico Commons	Fort Myers, FL	—	4,670	16,557	3	4,670	16,560	21,230	93	2009	11/16/2018
Windover Square	Melbourne, FL	—	4,115	13,309	8	4,115	13,317	17,432	76	1984/2010	11/16/2018
Rockledge Square	Rockledge, FL	—	3,477	4,469	—	3,477	4,469	7,946	53	1985	11/16/2018
Port St. John Plaza	Port St. John, FL	—	3,305	5,636	24	3,305	5,660	8,965	52	1986	11/16/2018
Fairfield Commons	Lakewood, CO	—	8,802	29,946	13	8,802	29,959	38,761	158	1985	11/16/2018
Cocoa Commons	Cocoa, FL	—	4,838	8,247	—	4,838	8,247	13,085	73	1986	11/16/2018
Hamilton Mill Village	Dacula, GA	—	7,059	9,678	—	7,059	9,678	16,737	69	1996	11/16/2018
Amherst Marketplace	Amherst, OH	—	4,297	6,946	—	4,297	6,946	11,243	58	1996	11/16/2018

Sheffield Crossing	Sheffield Village, OH	—	8,841	10,232	8	8,841	10,240	19,081	82	1989	11/16/2018
The Shoppes at Windmill Place	Batavia, IL	—	8,186	16,005	—	8,186	16,005	24,191	108	1991/1997	11/16/2018
Stone Gate Plaza	Crowley, TX	7,478	5,261	7,007	16	5,261	7,023	12,284	46	2003	11/16/2018
Everybody's Plaza	Cheshire, CT	—	2,520	10,096	250	2,520	10,346	12,866	56	1960/2005	11/16/2018
Lakewood City Center	Lakewood, OH	—	1,593	10,308	8	1,593	10,316	11,909	54	1991	11/16/2018
Carriagetown Marketplace	Amesbury, MA	—	7,084	15,492	69	7,115	15,530	22,645	103	2000	11/16/2018
Crossroads of Shakopee	Shakopee, MN	—	8,869	20,320	13	8,869	20,332	29,201	145	1998	11/16/2018
Broadway Pavilion	Santa Maria, CA	—	8,512	20,427	2	8,512	20,429	28,941	125	1987	11/16/2018
Sanibel Beach Place	Fort Myers, FL	—	3,918	7,043	—	3,918	7,043	10,961	55	2003	11/16/2018
Shoppes at Glen Lakes	Weeki Wachee, FL	—	3,118	7,473	74	3,118	7,548	10,666	48	2008	11/16/2018
Bartow Marketplace	Cartersville, GA	—	11,944	24,610	—	11,944	24,610	36,554	216	1995	11/16/2018
Bloomingdale Hills	Riverview, FL	—	4,384	5,179	—	4,384	5,179	9,563	49	2002/2012	11/16/2018
University Plaza	Amherst, NY	—	2,778	9,800	13	2,778	9,814	12,592	46	1980/1999	11/16/2018
McKinney Market Street	McKinney, TX	3,379	10,941	16,061	553	10,941	16,614	27,555	109	2003	11/16/2018
Montville Commons	Montville, CT	9,282	12,417	11,091	—	12,417	11,091	23,508	96	2007	11/16/2018
Shaw's Plaza Raynham	Raynham, MA	—	7,769	26,829	15	7,769	26,843	34,612	176	1965/1998	11/16/2018
Suntree Square	Southlake, TX	9,374	6,335	15,642	5	6,335	15,647	21,982	95	2000	11/16/2018
Green Valley Plaza	Henderson, NV	—	7,284	16,879	—	7,284	16,879	24,163	103	1978/1982	11/16/2018
Crosscreek Village	St. Cloud, FL	—	3,821	9,604	—	3,821	9,604	13,425	61	2008	11/16/2018
Market Walk	Savannah, GA	—	20,679	31,836	2	20,679	31,838	52,517	196	2014/2015	11/16/2018
Livonia Plaza	Livonia, MI	—	4,118	17,037	—	4,118	17,037	21,155	109	1988	11/16/2018
Franklin Centre	Franklin, WI	7,579	6,353	5,482	—	6,353	5,482	11,835	85	1994/2009	11/16/2018
Plaza 23	Pompton Plains, NJ	—	11,412	40,144	160	11,424	40,292	51,716	216	1963/1997	11/16/2018
Shorewood Crossing	Shorewood, IL	—	9,497	20,993	3	9,497	20,996	30,493	133	2001	11/16/2018
Herndon Place	Fresno, CA	—	7,148	10,071	13	7,148	10,084	17,232	83	2005	11/16/2018
Windmill Marketplace	Clovis, CA	—	2,775	7,299	—	2,775	7,299	10,074	40	2001	11/16/2018
Riverlakes Village	Bakersfield, CA	13,827	8,567	15,242	57	8,567	15,299	23,866	89	1997	11/16/2018
Bells Fork	Greenville, NC	—	2,846	6,455	18	2,846	6,473	9,319	39	2006	11/16/2018
Evans Towne Centre	Evans, GA	—	4,018	7,013	7	4,018	7,020	11,038	53	1995	11/16/2018
Mansfield Market Center	Mansfield, TX	—	4,672	13,154	—	4,672	13,154	17,826	73	2015	11/16/2018
Ormond Beach Mall	Ormond Beach, FL	—	4,954	7,006	—	4,954	7,006	11,960	56	1967/2010	11/16/2018
Heritage Plaza	Carol Stream, IL	9,510	6,205	16,507	11	6,205	16,518	22,723	100	1988	11/16/2018
Mountain Crossing	Dacula, GA	4,312	6,602	6,835	1	6,618	6,820	13,438	51	1997	11/16/2018
Seville Commons	Arlington, TX	—	4,689	12,602	9	4,689	12,611	17,300	76	1987	11/16/2018
Loganville Town Center	Loganville, GA	—	4,922	6,625	—	4,922	6,625	11,547	53	1997	11/16/2018
Cinco Ranch at Market Center	Katy, TX	—	5,553	14,053	6	5,553	14,059	19,612	52	2007/2008	12/12/2018
Northlake(5)		8,490	2,327	11,806	228	2,367	11,995	14,362	671	1985	10/4/2017
Corporate Adjustments(6)		—	6	2,751	(4,107)	(669)	(681)	(1,350)	(12)
Totals		$334,117	$1,567,538	$3,149,739	$131,206	$1,598,063	$3,250,420	$4,848,483	$393,970

(1)	Assets held for sale are not included in our Schedule III report.

(2)	Encumbrances do not include our capital leases.

(3)	The reduction to costs capitalized subsequent to acquisition could include parcels/out-parcels sold, and assets held-for-sale.

(4)	The aggregate cost of properties for Federal income tax purposes is approximately $4.8 billion at December 31, 2018.

(5)	Amounts consist of corporate building and land.

(6)	Amounts consist of elimination of intercompany construction management fees charged by the property manager to the owned real estate.
Reconciliation of real estate owned:

	2018	2017
Balance at January 1	$3,384,971	$2,329,080
Additions during the year:
Real estate acquisitions	1,850,294	1,021,204
Net additions to/improvements of real estate	12,936	40,192
Deductions during the year:
Real estate dispositions	(353,492)	(5,505)
Impairment of real estate	(46,226)	—
Balance at December 31	$4,848,483	$3,384,971
Reconciliation of accumulated depreciation:

	2018	2017
Balance at January 1	$314,080	$222,557
Additions during the year:
Depreciation expense	96,788	92,156
Deductions during the year:
Accumulated depreciation of real estate dispositions	(9,355)	(633)
Accumulated depreciation of impaired real estate	(7,543)	—
Balance at December 31	$393,970	$314,080
* * * * *